EARNINGS PER SHARE (Details - Earning per share) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
Numerator:
Loss from continuing operations	$ (897,775)	$ (365,355)	$ (2,166,179)	$ (62,129)
Income from discontinued operations, net of tax	189,710	11,135	215,592	(3,674,528)
Net loss	$ (708,065)	$ (354,220)	$ (1,950,587)	$ (3,736,657)
Denominator:
Weighted average common shares outstanding	1,101,069	1,101,069	1,101,069	1,101,069
Dilutive common share equivalents	0	0	0	0
Weighted average dilutive shares outstanding	1,101,069	1,101,069	1,101,069	1,101,069
Basic (loss) / earnings per share:
Basic loss per share from continuing operations	$ (0.82)	$ (0.33)	$ (1.97)	$ (0.06)
Basic earnings per share from discontinued operations	0.18	0.01	0.20	(3.33)
Basic loss per share	(0.64)	(0.32)	(1.77)	(3.39)
Diluted (loss) / earnings per share:
Diluted loss per share from continuing operations	(0.82)	(0.33)	(1.97)	(0.06)
Diluted earnings per share from discontinued operations	0.18	0.01	0.20	(3.33)
Diluted loss per share	$ (0.64)	$ (0.32)	$ (1.77)	$ (3.39)